Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Schedule of Subordinated Securities Issued

	Currency	Maturity date	Nominal interest rate, %	2022	2023

Third bond program – fourth issue	KZT	June 2025	10.7%	62,269	62,274
Debt component of preference shares	KZT	n/a	n/a	90	95
Second bond program – third issue	KZT	February 2023	2% plus inflation rate	5,249	-

Total subordinated debt				67,608	62,369

Summary of Group's Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Non-cash changes
	1 January 2022	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2022

Debt securities issued	139,711	-	-	667	140,378
Subordinated debt	67,665	-	-	(57)	67,608

			Non-cash changes
	1 January 2023	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2023

Debt securities issued	140,378	(41,261)	-	351	99,468
Subordinated debt	67,608	(5,300)	-	61	62,369